Discontinued Operations - Statement of Operations and Comprehensive Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations
Revenues		$ 0	$ 0
Cost of sales		0	0
Gross profit		0	0
Other revenues		14,398	16,754
Selling, general and administrative expenses		(8,879)	(16,660)
Gain on disposal of subsidiaries		47,845	171,809
Interest income		0	24
Profit before income tax	$ 0	53,364	171,927
Income tax expense	0	0	0
Profit for the year	$ 0	53,364	171,927
Other comprehensive income
Exchange gain on translation of financial statements of foreign operations		0	6,674
Income from discontinued operations attributable to shareholders of the Company		$ 53,364	$ 178,601